UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Saugatuck Energy LLC
Address:      354 Pequot Avenue
              Southport, CT 06890

Form 13F File Number: 028-14834
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David D. Murphy
Title:          Principal, Managing Director
Phone:          (203) 292-2600

Signature, Place and Date of Signing:


    /s/ David D. Murphy                  Southport, CT         February 14, 2013
-------------------------------     ----------------------     -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
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Form 13F Information Table Entry Total:                           29
                                                          -------------------

Form 13F Information Table Value Total:                        $27,915
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None

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                                                     Saugatuck Energy LLC
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
C&J ENERGY SVCS INC          COM            12467B304    1,072   50,000 SH       SOLE                 50,000
CABOT OIL & GAS CORP         COM            127097103      995   20,000 SH       SOLE                 20,000
CHART INDS INC               COM PAR $0.01  16115Q308    1,167   17,500 SH       SOLE                 17,500
DELEK US HLDGS INC           COM            246647101    1,013   40,000 SH       SOLE                 40,000
ENBRIDGE INC                 COM            29250N105      217    5,000 SH       SOLE                  5,000
ENCANA CORP                  COM            292505104      889   45,000 SH       SOLE                 45,000
ENI S P A                    SPONSORED ADR  26874R108      983   20,000 SH       SOLE                 20,000
FMC TECHNOLOGIES INC         COM            30249U101    1,071   25,000 SH       SOLE                 25,000
FIRST TR ISE REVERE NAT GAS  COM            33734J102    1,098   70,000 SH       SOLE                 70,000
GULFPORT ENERGY CORP         COM NEW        402635304    1,051   27,500 SH       SOLE                 27,500
HELIX ENERGY SOLUTIONS GRP I COM            42330P107    1,238   60,000 SH       SOLE                 60,000
HORNBECK OFFSHORE SVCS INC N COM            440543106      944   27,500 SH       SOLE                 27,500
ION GEOPHYSICAL CORP         COM            462044108    1,042  160,000 SH       SOLE                160,000
ISHARES TR                   DJ OIL&GAS EXP 464288851      159    2,500 SH       SOLE                  2,500
KODIAK OIL & GAS CORP        COM            50015Q100      974  110,000 SH       SOLE                110,000
MARATHON PETE CORP           COM            56585A102    1,103   17,500 SH       SOLE                 17,500
MURPHY OIL CORP              COM            626717102    1,042   17,500 SH       SOLE                 17,500
NATIONAL OILWELL VARCO INC   COM            637071101    1,025   15,000 SH       SOLE                 15,000
NORTHERN OIL & GAS INC NEV   COM            665531109    1,051   62,500 SH       SOLE                 62,500
OASIS PETE INC NEW           COM            674215108      954   30,000 SH       SOLE                 30,000
OCCIDENTAL PETE CORP DEL     COM            674599105      958   12,500 SH       SOLE                 12,500
PDC ENERGY INC               COM            69327R101      913   27,500 SH       SOLE                 27,500
PIONEER NAT RES CO           COM            723787107    1,013    9,500 SH       SOLE                  9,500
ROSETTA RESOURCES INC        COM            777779307    1,020   22,500 SH       SOLE                 22,500
ROWAN COMPANIES PLC          SHS CL A       G7665A101      938   30,000 SH       SOLE                 30,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506    1,071   15,000 SH       SOLE                 15,000
STATOIL ASA                  SPONSORED ADR  85771P102    1,002   40,000 SH       SOLE                 40,000
TRANSOCEAN LTD               REG SHS        H8817H100    1,005   22,500 SH       SOLE                 22,500
ULTRA PETROLEUM CORP         COM            903914109      907   50,000 SH       SOLE                 50,000
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